Commitments and Contingencies - Operating Lease Maturity (FY) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 8,975
2022	8,323
2023	6,475
2024	2,941
2025	2,900
Thereafter	2,220
Future minimum lease commitment	$ 31,834